Revenues - Disclosure of disaggregated revenue by type of goods or services (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	€ 69,665	€ 33,335
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	3,710	59,524
Other non-IFRS 15 revenue	368	365
REVENUES	73,743	93,224
IXIARO®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	30,288	12,270
DUKORAL®
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	17,140	5,764
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	16,545	11,503
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
PRODUCT SALES	5,691	3,798
Chikungunya VLA1553
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,628	956
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	0	89,383
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	0	(36,107)
Services related to clinical trial material
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,396	2,447
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	€ 686	€ 2,844